Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings per share [abstract]
Summary Of Basic And Diluted Earnings Loss Per Share
Details of the calculation of basic and diluted earnings/loss per share are as follows:

(Euros)	June 30, 2022	June 30, 2021
Loss for the year attributable to holders of ordinary equity instruments of the Parent	(8,691,727)	(38,405,678)
Dilutive effects on earnings per share	—	—

Total loss attributable to ordinary equity holders of the Parent for basic and diluted earnings per share	(8,691,727)	(38,405,678)

Number of shares	June 30, 2022	June 30, 2021
Weighted average number of ordinary shares for basic and diluted earnings per share	161,977,288	94,496,829

(Euros)	June 30, 2022	June 30, 2021
Basic and diluted losses per share	(0.05)	(0.41)

Details of the calculation of basic and diluted earnings/loss per share are as follows:

(In Euros)	31 Dec 2021	31 Dec 2020	31 Dec 2019
Loss for the year	(223,777,464)	(11,401,984)	(6,136,106)
Dilutive effects on earnings per share	—	—	—

Total loss for basic and diluted earnings per share	(223,777,464)	(11,401,984)	(6,136,106)

Number of shares	31 Dec 2021	31 Dec 2020	31 Dec 2019
Weighted average number of ordinary shares for basic and diluted earnings per share	112,724,966	91,746,117	71,025,614

(Euros)	31 Dec 2021	31 Dec 2020	31 Dec 2019
Basic and diluted losses per share	(1.99)	(0.12)	(0.09)